Submission	Sep. 19, 2024
Submission [Line Items]
Central Index Key	0001422183
Registrant Name	FS KKR Capital Corp.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES